Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
ScoutCam [Member]
Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts [Line Items]
Equity attributable to shareholders beginning	$ 19,615
Adjustments to Equity	(4,883)
Equity attributed shareholders Total	$ 14,732
Groups share in %	27.02%
Group share	$ 3,981
Technology, net of deferred tax	1,146
Goodwill	5,608
Equity attributable to shareholders ending	10,735		$ 19,615
Gix Shareholders [Member]
Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts [Line Items]
Equity attributable to shareholders beginning	4,129
Adjustments to Equity	(566)
Equity attributed shareholders Total	$ 3,563
Groups share in %	34.58%
Group share	$ 1,232
Technology and customers relationship, net of deferred tax	2,551
Goodwill	1,084
Equity attributable to shareholders ending	4,867		4,129
Gix [Member]
Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts [Line Items]
Equity attributable to shareholders beginning	1,013		2,994
Adjustments to Equity			(429)
Equity attributed shareholders Total			$ 2,565
Groups share in %			8.22%
Group share			$ 211
Technology and customers relationship, net of deferred tax			514
Goodwill			288
Equity attributable to shareholders ending			1,013		$ 2,994
Gix internet [Member]
Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts [Line Items]
Equity attributable to shareholders beginning			1,149		3,061
Loss attributable to Gix Internet shareholders’	$ 4,130	[1]	$ 2,994	[1]	(3,070)
Other comprehensive loss attributable to Gix shareholders’					(527)
Increase in capital reverse					2,924
Equity attributed shareholders Total					$ 2,388
Groups share in %					8.22%
Group share					$ 196
Fair value adjustments					953
Equity attributable to shareholders ending					$ 1,149

[1]	translated at the closing rate at the date of the statement of financial position